Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of detailed information about intangible assets [line items]
Cost of sales		$ 2,653,200,000	$ 1,821,400,000
Customer and broker relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives		8 years
Customer and broker relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives		20 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives		3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives		15 years
Restricted Share Units
Disclosure of detailed information about intangible assets [line items]
Restricted share vesting period		10 years
IFRS 16 | Subsequent event
Disclosure of detailed information about intangible assets [line items]
Lease liabilities				$ 1,400,000,000
Right-of-use assets				1,000,000,000
Finance lease receivables				$ 400,000,000
Forecast | IFRS 16
Disclosure of detailed information about intangible assets [line items]
Interest expense on finance leases	$ 63,000,000
Thomas Cook India | IFRS 15
Disclosure of detailed information about intangible assets [line items]
Revenue		$ 770,100,000
Cost of sales		$ 770,100,000.0